EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 19,435	$ 19,943
Additions	484	476
Disposals and return of capital distributions	(898)	(863)
Share of net (losses) earnings from equity accounted investments	331	(94)
Distributions received	(290)	(212)
Foreign currency translation	(168)	220
Acquisition of Foreign Investments	0	211
Other comprehensive income and other	912	(192)
Equity accounted investments, end of year	19,547	19,435
Other subsidiaries
Reconciliation Of Changes In Investments
Reclassification (to) assets held for sale	0	(54)
BSREP IV
Reconciliation Of Changes In Investments
Reclassification (to) assets held for sale	$ (259)	$ 0